Recoverable taxes (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Tax credit amount	R$ 1,609,000,000
[custom:AmountIncludedInTaxCreditFromFinancialResult-0]	613,000,000
[custom:AmountInvolvedInConsolidatedTaxCredit]	280	R$ 109
[custom:AmountInvolvedInConsolidated]	161	R$ 158
P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
[custom:WriteOffAmount-0]	R$ 168